Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 9,169	$ 10,799
Accrued interest	2,166	2,336
Current income tax receivable	1,356	2,294
Defined benefit asset	267	9
Insurance-related assets, excluding investments	1,959	2,268
Prepaid expenses	1,146	1,150
Total	$ 16,063	$ 18,856